Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 – SUBSEQUENT EVENTS

On July 27, 2022 (the “Separation Date”), the Company completed the previously announced distribution of its direct ownership interest in GoLogiq (formerly known as Lovarra), consisting of 26,350,756 shares of GoLogiq common stock (collectively, the “GoLogiq Shares”), to the Company’s shareholders of record as of the close of business on December 30, 2021 (the “Record Date”) through a special dividend. The distribution was structured as a spin-off (the “Spin-off”), which occurred by way of a pro rata distribution, on a 1-for-1 basis (the “Distribution”), of the GoLogiq Shares to Logiq’s shareholders of record as of the Record Date (i.e. for every 1 share of Logiq held on December 30, 2021, the holder thereof received 1 share of GoLogiq common stock). As a result, GoLogiq is now a completely independent public company trading under the symbol “GOLQ” on the OTC PINK tier of the OTC Markets marketplace. After the Distribution, the Company will no longer consolidate GoLogiq into its financial results.

None.

NOTE 21 – SUBSEQUENT EVENTS

AppLogiq Spin-Off

On December 15, 2021, we entered into various agreements with Lovarra, a Nevada corporation (“Lovarra”) and public reporting subsidiary of the Company, pursuant to which the Company agreed to transfer its AppLogiq business to Lovarra, subject to customary conditions and approvals and completion of requisite financial statement audits (the “Separation”). Lovarra is a fully reporting U.S. public company, which is approximately 78.5% owned by the Company’s wholly owned subsidiary GoLogiq LLC (“GoLogiq”). In connection with the Separation, the Company intends to distribute, on a pro rata basis, 100% of the Company’s ownership interests in Lovarra to the Company’s shareholders of record as of December 30, 2021 (the “Record Date”) (the “Distribution,” and collectively with the “Separation,” the “Spin Off”), which Distribution of said shares is expected to occur six months from completion of the Separation (the “Distribution Date”).

On January 27, 2022, we completed the transfer of our AppLogiq business to Lovarra. In connection with the completion of the transfer of AppLogiq to Lovarra, Lovarra issued 26,350,756 shares of its common stock to the Company (the “Lovarra Shares”). The Company will hold the Lovarra Shares until it distributes 100% of the Lovarra Shares to the Company’s stockholders of record as of December 30, 2021 on a 1-for-1 basis (i.e. for every 1 share of Logiq held on December 30, 2021, the holder thereof will receive 1 share of Lovarra), which the Company intends to complete approximately 6 months from now, subject to customary conditions and approvals.

Until such time as the Distribution is complete, we will consolidate and report the financials of the AppLogiq business as a consolidated subsidiary of Logiq.